Note 16 - Certain Relationships and Related Transactions (Details Textual) - USD ($)	1 Months Ended	12 Months Ended			24 Months Ended
	Aug. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2014	Dec. 31, 2014	Mar. 31, 2022	Dec. 31, 2021
Net Income (Loss) Attributable to Noncontrolling Interest		$ 269,000	$ 397,000
Avalon Med Spa [Member]
Noncontrolling Interest, Ownership Percentage by Parent		50.10%	50.10%
Investment in Subsidiary [Member] | Management and Accredited Investors [Member]
Related Party Transaction, Amounts of Transaction					$ 1,000,000
Investment in Subsidiary [Member] | Outside Director, Accredited Investor [Member] | Maximum [Member]
Related Party Transaction, Percentage of Total Investment	10.00%
AWMS Holdings, LLC [Member]
Equity Method Investments				$ 3,400,000	$ 3,400,000
Proceeds from Issuance of Private Placement				$ 3,800,000
Equity Method Investment, Ownership Percentage		47.00%	47.00%
Net Income (Loss) Attributable to Noncontrolling Interest		$ 100,000	$ 100,000
Avalon Med Spa [Member]
Equity Method Investments							$ 359,000
Net Income (Loss) Attributable to Noncontrolling Interest		$ 100,000	$ 300,000
Equity Method Investments, Additional						$ 143,000
Avalon Med Spa [Member] | Accredited Investors [Member]
Proceeds from Issuance of Private Placement	$ 358,000
Equity Method Investments, Additional						$ 142,000